FILE NO. 2-84012
                                                                        811-3752
                                                                      Rule 497-e
                               THE MANAGERS FUNDS
                                  EQUITY FUNDS

                        Supplement dated January 15, 1996
                      to Prospectus dated December 1, 1995

The Prospectus is hereby supplemented as follows:

Purchase and Redemption of Shares
---------------------------------
         The minimum initial investment in the Fund is $2,000 ($500 for IRAs and IRA rollovers, $250 for spousal IRAs). Lower initial investments with accompanying automatic investment plans or letters of intent may be accepted at the discretion of the Manager.





                                                                FILE NO. 2-84012
                                                                        811-3752
                                                                      Rule 497-c
                               THE MANAGERS FUNDS
                                  INCOME FUNDS

                        Supplement dated January 15, 1996
                      to Prospectus dated December 1, 1995


         This  prospectus   shall  not  constitute  an  offer  to  sell  or  the
solicitation of an offer to buy, nor shall there be any sales of, the securities of the Managers Global Bond Fund in Arkansas.

The Prospectus is hereby supplemented as follows:

Purchase and Redemption of Shares
---------------------------------
         The minimum initial investment in the Fund is $2,000 ($500 for IRAs and IRA rollovers, $250 for spousal IRAs). Lower initial investments with accompanying automatic investment plans or letters of intent may be accepted at the discretion of the Manager.

January 15, 1996





                                                                FILE NO. 2-84012
                                                                        811-3752
                                                                      Rule 497-e
                               THE MANAGERS FUNDS
                                MONEY MARKET FUND

                        Supplement dated January 15, 1996
                      to Prospectus dated December 1, 1995

The Prospectus is hereby supplemented as follows:

Effective December 1, 1995, and until further notice, the Fund Administrator has agreed to absorb all Fund level expenses, and to reimburse the Fund for its pro rata share of expenses of the Portfolio. Accordingly, the table on page 2 of this prospectus is revised as follows:

ANNUAL OPERATING EXPENSES*:
                                                 Total
         Management          Other             Operating
         Fee                 Expenses          Expenses
         0.00%               0.00%             0.00%**

* Expenses are expressed as a percentage of average net assets of the Fund for its most recent fiscal year, adjusted assuming the Fund had invested all of its assets in the Portfolio for the entire year, absorbed all Fund level expenses and reimbursed the Fund for its share of Portfolio expenses. See "Management of the Trust and Portfolio."

**Total Operating Expenses reflect the current waiver of the administrative fees, as well as the absorption of all fund level expenses and reimbursement of the Fund's share of the Portfolio expenses by the Fund Administrator. In the absence of such waiver and reimbursements, Management Fee, Other Expenses and Total Operating Expenses would be 0.14%, 0.69% and 0.83%, respectively.

THE CURRENT FEE WAIVERS AND EXPENSE LIMITATIONS MAY BE MODIFIED OR TERMINATED AT ANY TIME AT THE SOLE DISCRETION OF THE FUND ADMINISTRATOR. IN ANY CASE, THE FUND ADMINISTRATOR HAS AGREED TO ABSORB ALL FUND LEVEL EXPENSES IN EXCESS OF 0.05% OF THE FUND'S AVERAGE DAILY NET ASSETS AT LEAST THROUGH MAY 31, 1996. SHAREHOLDERS WILL BE NOTIFIED OF ANY SUCH MODIFICATION OR TERMINATION AT THE TIME IT BECOMES EFFECTIVE.

Purchase and Redemption of Shares
---------------------------------
         The minimum initial investment in the Fund is $2,000 ($500 for IRAs and IRA rollovers, $250 for spousal IRAs). Lower initial investments with accompanying automatic investment plans or letters of intent may be accepted at the discretion of the Fund Administrator.

January 15, 1996